Allowances for doubtful accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
As of January 1	€ 168	€ 62	€ 103
Transfer to Discontinued operations			(7)
Charged to income statement	61	126	13
Deductions	(37)	(20)	(47)
As of December 31	€ 192	€ 168	€ 62